y

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.9%
	APPAREL & TEXTILE PRODUCTS - 0.9%
895,965	Samsonite Group S.A.	$ 1,951,583

	ASSET MANAGEMENT - 11.6%
71,416	Aker ASA, Class A	5,207,407
4,260,133	Dundee Corporation, Class A(a)	10,205,584
52,095	Exor N.V.	5,219,250
235,308	Fairfax India Holdings Corporation(a)	4,350,845
		24,983,086
	BANKING - 11.1%
1,880,393	Banco Bradesco S.A. - ADR	5,848,022
303,941	Grupo Cibest S.A.	4,483,978
4,950,940	IDFC First Bank Ltd.	3,818,083
210,628	Standard Chartered plc	3,945,432
76,420	UniCredit SpA	5,903,353
		23,998,868
	CHEMICALS - 1.4%
52,457	Nutrien Ltd.	3,022,572

	HOUSEHOLD PRODUCTS - 2.0%
2,605,158	Natura Cosmeticos S.A.(a)	4,319,348

	INDUSTRIAL SUPPORT SERVICES - 2.7%
725,920	Travis Perkins plc	5,842,326

	INSTITUTIONAL FINANCIAL SERVICES - 10.7%
3,922,581	Edelweiss Financial Services Ltd.	4,767,792
113,443	Hong Kong Exchanges & Clearing Ltd.	6,563,152
101,150	Jefferies Financial Group, Inc.	6,559,578
712,005	JSE Ltd.	5,113,052
		23,003,574
	INSURANCE - 5.6%
677,180	Conduit Holdings Ltd.	2,745,621
16,317,377	Turkiye Sigorta A/S	3,965,572

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	INSURANCE - 5.6% (Continued)
267,367	Westaim Corporation (The)(a)	$ 5,398,542
		12,109,735
	LEISURE FACILITIES & SERVICES - 1.7%
507,521	Arcos Dorados Holdings, Inc., Class A	3,552,647

	METALS & MINING - 15.8%
144,470	Anglo American plc	4,447,814
663,165	Capstone Copper Corporation(a)	4,741,894
1,317,489	Magna Mining, Inc.(a)	2,331,160
623,745	Major Drilling Group International, Inc.(a)	4,396,441
153,109	Teck Resources Ltd., Class B	5,234,797
153,901	Valterra Platinum Limited (JSE)	7,048,797
15,013	Valterra Platinum Limited (LSE)	681,745
52,042	Wheaton Precious Metals Corporation	5,226,058
		34,108,706
	OIL & GAS PRODUCERS - 5.1%
320,409	International Petroleum Corporation(a)	5,946,937
248,156	MEG Energy Corporation	5,104,603
		11,051,540
	OIL & GAS SERVICES & EQUIPMENT - 5.6%
78,341	Tidewater, Inc.(a)	4,716,128
147,042	Valaris Ltd.(a)	7,303,576
		12,019,704
	REAL ESTATE INVESTMENT TRUSTS - 2.5%
18,532,452	Cromwell Property Group	5,396,859

	REAL ESTATE OWNERS & DEVELOPERS - 3.0%
3,316,301	Sino Land Company Ltd.	3,939,337
2,110,666	Straits Trading Company Ltd.	2,533,201
		6,472,538
	REAL ESTATE SERVICES - 6.5%
2,340,012	Douglas Elliman, Inc.(a)	6,364,833
30,956,000	Midland Holdings Ltd.(a)	7,584,666
		13,949,499

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	RETAIL REIT - 2.3%
1,302,749	Hammerson plc	$ 5,053,100

	SPECIALTY FINANCE - 1.6%
23,873	Bajaj Holdings & Investment Ltd., Class A	3,457,885

	TRANSPORTATION & LOGISTICS - 2.8%
235,823,366	Latam Airlines Group S.A.(a)	5,938,893

	TOTAL COMMON STOCKS (Cost $152,747,621)	200,232,463

	SHORT-TERM INVESTMENT — 6.9%
	MONEY MARKET FUND - 6.9%
14,817,953	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 4.11%(b) (Cost $14,817,953)	14,817,953

	TOTAL INVESTMENTS - 99.8% (Cost $167,565,574)	$ 215,050,416
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	489,122
	NET ASSETS - 100.0%	$ 215,539,538

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
JSE	- Johannesburg Stock Exchange
LSE	- London Stock Exchange
Ltd.	- Limited Company
NV	- Naamioze Vennootschap
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SpA	- Società per azioni

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

MOERUS WORLDWIDE VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Metals & Mining	15.8%
Asset Management	11.6%
Banking	11.1%
Institutional Financial Services	10.7%
Real Estate Services	6.5%
Insurance	5.6%
Oil & Gas Services & Equipment	5.6%
Oil & Gas Producers	5.1%
Real Estate Owners & Developers	3.0%
Transportation & Logistics	2.8%
Other	15.1%
Total	92.9%
Money Market Fund	6.9%
Other Assets in Excess of Liabilities	0.2%
Grand Total	100.0%

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Diversification of Assets
Country	% of Net Assets
Canada	21.4%
United States	15.0%
United Kingdom	9.0%
Hong Kong	8.3%
India	7.6%
South Africa	6.0%
Italy	5.1%
Brazil	4.7%
Chile	2.8%
Australia	2.5%
Norway	2.4%
Colombia	2.1%
Turkey	1.8%
Uruguay	1.7%
Bermuda	1.3%
Singapore	1.2%
Total	92.9%
Money Market Fund	6.9%
Other Assets in Excess of Liabilities	0.2%
Grand Total	100.0%